Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other expense by nature [Abstract]
Table of Other Operating Expenses

	2021	2020	2019
Turnover tax	17,034,376	12,251,698	16,402,182
Provisions for reorganization	2,264,607	4,315,002	4,812,848
Loss on initial recognition of loans bearing below market interest rate	1,968,449	946,679	3,123,850
Contributions to the Deposits Guarantee Fund (Note 47)	1,126,106	1,051,597	1,244,995
Expected credit losses on financial guarantee and loan commitments	709,704	811,604	728,851
Damage claims	313,234	129,497	345,970
Provisions for legal and administrative proceedings	243,449	1,516,947	4,382,059
Loss from sale or impairment of investment properties and other non-financial assets (Note 20)	38,924	—	—
Other operating expenses	3,398,736	2,509,101	2,209,309

TOTAL	27,097,585	23,532,125	33,250,064